U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

            INVESCO Advisor Funds, Inc.
            1315 Peachtree Street, NE
            Atlanta, Georgia  30309

2. Name of each series or class of funds for which this notice is filed:

            Equity Portfolio
            Flex Portfolio
            MutliFlex Portfolio
            International Value Portfolio
            Real Estate Portfolio
            Income Portfolio
            Cash Management Portfolio

3.    Investment Company Act File Number:   811-3886

      Securities Act File Number:  2-87377

4.    Last day of fiscal year for which this notice is filed:

            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

            ----

6.    Date of termination of issuer's declaration under rule 24f-
      2(a)(1), if applicable (see Instruction A.6):

            Not Applicable

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            0


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

            0

9. Number and aggregate sale price of securities sold during the fiscal year:

            Shares = 40,528,810           $297,169,930

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

            Shares = 40,528,810           $297,169,930

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

            Shares = 1,114,675            $38,585,136

12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year in
              reliance on Rule 24f-2
              (from Item 10):                                 $   297,169,930
                                                              ---------------

      (ii)    Aggregate price of shares issued
              in connection with dividend
              reinvestment plans (from Item 11,
              if applicable):                                 +    38,585,136
                                                              ---------------
      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                           -   162,985,689
                                                              ---------------

      (iv)    Aggregate price of shares redeemed
              or repurchased and previously
              applied as a reduction to filing
              fees pursuant to Rule 24e-2
              (if applicable):                                +      N/A
                                                              ---------------

      (v)     Net aggregate price of  securities
              sold and issued during the fiscal year
              in reliance on Rule 24f-2 [line (i),
              plus line (ii), less line (iii), plus
              line (iv)] if applicable:                       $   172,769,377
                                                              ---------------


      (vi)    Multiplier prescribed by Section
              6(b) of the Securities Act of 1933
              or other applicable law or regula-
              tion (see Instruction C.6):                     x    1/3333
                                                              ---------------

      (vii)   Fee due [line (i) or line(v)
              multipled by line (vi)]:                        $     51,836.00
                                                              ===============

Instruction:      Issuers should complete lines (ii), (iii), (iv), and
                                 (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).

                X
               ---
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              February 21, 1997

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                            INVESCO Advisor Funds, Inc.



                            By:/s/ Mark F. Moots
                               -------------------
                               Mark F. Moots, Jr.
                               Assistant Secretary


                            Date:   February 21, 1997